UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

SEPTEMBER 30, 2007

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  AUGUST 14, 2007


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	97
Form 13F Information Table Value Total:	$477,753

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF SEPTEMBER 30, 2007





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ADOBE SYSTEMS INC CMN
Common
00724F101

2,444,960
             56,000
X


Walter Harrison
X


AK STEEL HOLDING CORP CMN
Common
001547108

1,516,275
             34,500
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104
      16,354,996
           149,634
X


Walter Harrison
X


ALLSCRIPTS HEALTHCARE SOLUTION*S, INC. CMN
Common
01988P108

1,916,427
             70,900
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
      15,370,024
           221,056
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

6,353,910
           101,000
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN
SERIES L
Common
02364W105

3,776,000
             59,000
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

2,432,878
           640,231
X


Walter Harrison
X


ANALOG DEVICES INC. CMN
Common
032654105

3,207,392
             88,700
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

3,286,556
           361,160
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

516,350
             11,698
X


Walter Harrison
X


BE AEROSPACE INC CMN
Common
073302101

1,976,828
             47,600
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105

722,496
             42,400
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

229,532
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

2,185,065
             82,300
X


Walter Harrison
X


BRINKER INTERNATIONAL INC CMN
Common
109641100

2,211,664
             80,600
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS AA
Common
111320107

3,523,748
             96,700
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS AA
Common
118759109

4,879,017
             66,900
X


Walter Harrison
X


CA INC CMN
Common
12673P105

4,194,598
           163,087
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
      11,050,763
           166,352
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASS AA
Common
169656105

1,015,918
                8,600
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      11,971,256
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102

8,815,866
           266,100
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

6,617,272
           462,100
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

2,055,663
             63,900
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASSA NON VOTING
Common
20030N200
      14,524,491
           606,200
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
      11,008,690
           446,600
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104

932,586
             24,600
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      12,943,990
           326,621
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102

4,803,724
           344,600
X


Walter Harrison
X


EBAY INC. CMN
Common
278642103

4,861,892
           124,600
X


Walter Harrison
X


ELECTRONIC ARTS CMN
Common
285512109

2,424,367
             43,300
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102

4,226,560
           203,200
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
      18,312,518
           166,115
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
      10,059,859
           165,431
X


Walter Harrison
X


FIRST MARBLEHEAD CORPORATION CMN
Common
320771108

8,911,654
           234,950
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107
      15,284,836
           277,100
X


Walter Harrison
X


GENERAL CABLE CORP CMN
Common
369300108

375,872
                5,600
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1
UNT=1SHR+2WRN
Common
37185Y203

1,601,327
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104

90,723
             16,317
X


Walter Harrison
X


GLOBALSANTAFE CORP CMN
Common
G3930E101

3,101,616
             40,800
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

7,287,690
             83,834
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

3,333,556
           944,350
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

3,581,376
           110,400
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101

7,689,650
           272,200
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC INC CMN
Common
45811E301

593,204
             23,163
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES CLASS
Common
48248A306

1,710,511
           101,514
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS AA
Common
50075N104

5,746,709
           166,523
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

2,433,171
           255,317
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

403,063
                9,826
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309
      10,224,565
           264,474
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIESA
INTERACTIVE
Common
53071M104
      12,447,734
           647,982
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES
A TRACKING STOCK
Common
53071M302

3,083,301
             24,700
X


Walter Harrison
X


LIFETIME BRANDS INC CMN
Common
53222Q103

2,097,986
           103,400
X


Walter Harrison
X


LULULEMON ATHLETICA INC. CMN
Common
550021109

966,690
             23,000
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201

1,811,128
           187,100
X


Walter Harrison
X


MASSEY ENERGY CORP CMN
Common
576206106

6,046,322
           277,100
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS INC CMN
Common
57772K101

9,905,625
           337,500
X


Walter Harrison
X


MERRILL LYNCH & CO., INC
Common
0
      17,709,659
           248,452
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
      14,580,900
           142,950
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104

4,589,868
           155,800
X


Walter Harrison
X


MOTIVE, INC. CMN
Common
61980V107

276,499
           164,583
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

1,730,902
             90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

4,270,458
           194,200
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

3,639,245
             44,300
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309

5,031,867
           533,602
X


Walter Harrison
X


ORACLE CORPORATION CMN
Common
68389X105

2,303,560
           106,400
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

4,340,760
           282,970
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

2,252,010
             54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

1,520,324
             33,800
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

7,933,269
           582,900
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

5,882,592
           139,200
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

5,594,137
           240,298
X


Walter Harrison
X


RADWARE LTD. CMN
Common
M81873107

1,614,501
           102,900
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

1,222,934
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
      10,132,067
           304,999
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUNDD
Common
76127U101

5,108
                     51
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101

2,538,837
           132,300
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

841,876
             74,900
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105

2,504,110
             43,100
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMNADR CMN
Common
82481R106

3,203,334
             43,300
X


Walter Harrison
X


SLM CORPORATION CMN
Common
78442P106

7,366,061
           148,300
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

169,565
             11,259
X


Walter Harrison
X


TETRA TECH INC (NEW) CMN
Common
88162G103

418,176
             19,800
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

6,497,023
           146,099
X


Walter Harrison
X


THE BANK OF NY MELLON CORP CMN
Common
064058100
      14,233,826
           322,470
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,362,932
           128,700
X


Walter Harrison
X


TIVO INC CMN
Common
888706108

247,580
             38,989
X


Walter Harrison
X


TURBOCHEF TECHNOLOGIES, INC. CMN
Common
900006206

830,280
             62,900
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

6,707,068
           206,181
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102
      11,831,449
           244,300
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

7,590,276
           185,400
X


Walter Harrison
X


WTS/DIME BANCORP INC EXP01/01/2059
Common
25429Q110

47,585
           190,339
X


Walter Harrison
X


WTS/GENEVA ACQUISITION CORP 5.0000
EXP02/12/2011
Common
37185Y112

1,027
                2,634
X


Walter Harrison
X


WYNN RESORTS LTD CMN
Common
983134107

2,757,300
             17,500
X


Walter Harrison
X


YRC WORLDWIDE INC CMN CLASS.
Common
984249102

54,640
                2,000
X


Walter Harrison
X


ZORAN CORP CMN
Common
98975F101

1,466,520
             72,600
X


Walter Harrison
X


























Total Market Value


477,752,565







